Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock Issued [Member]	In Treasury [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive (loss) income [Member]
Balance at Dec. 31, 2014	$ 18,145		$ (51)	$ 264,689	$ (246,513)	$ 20
Balance (in shares) at Dec. 31, 2014		1,740	(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	349			349
Compensation expense for issuance of restricted stock	308			308
Compensation expense for issuance of restricted stock (in shares)		103
Sale of common stock, net of expenses	8,479			8,479
Sale of common stock, net of expenses (in shares)		2,109
Exercise of warrants	176			176
Exercise of warrants (in shares)		39
Fair value of warrants issued classified as liability	(4,247)			(4,247)
Fair value of warrants exercised	123			123
Net loss	(14,704)				(14,704)
Foreign currency translation	(28)					(28)
Balance at Dec. 31, 2015	8,601		$ (51)	269,877	(261,217)	(8)
Balance (in shares) at Dec. 31, 2015		3,991	(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	161			161
Compensation expense for issuance of restricted stock	266			266
Compensation expense for issuance of restricted stock (in shares)		7
Sale of common stock, net of expenses	1,011			1,011
Sale of common stock, net of expenses (in shares)		1,223
Issuance of common stock and rights for payments made in shares on convertible notes payable	649			649
Issuance of common stock and rights for payments made in shares on convertible notes payable (in shares)		5,158
Fair value of beneficial conversion feature of convertible note	4,435			4,435
Exercise of warrants	1,372			1,372
Exercise of warrants (in shares)		1,426
Fair value of warrants issued classified as liability	(707)			(707)
Fair value of warrants exercised	726			726
Net loss	(17,971)				(17,971)
Foreign currency translation	(33)					(33)
Balance at Dec. 31, 2016	(1,490)		$ (51)	277,790	(279,188)	(41)
Balance (in shares) at Dec. 31, 2016		11,805	(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	50			50
Compensation expense for issuance of restricted stock	79	$ 0		79
Compensation expense for issuance of restricted stock (in shares)		261
Issuance of common stock and rights for payments made in shares on convertible notes payable	40,121	$ 1,137		38,984
Issuance of common stock and rights for payments made in shares on convertible notes payable (in shares)		113,643,624
Fair value of beneficial conversion feature of convertible note	4,908			4,908
Series B preferred stock dividend	(527)				(527)
Exercise of warrants	19	$ 4		15
Exercise of warrants (in shares)		367,950
Fair value of warrants exercised	2,552			2,552
Adjustment for rounding related to Nov 2017 reverse stock split, (in shares)		31,211
Net loss	(45,117)				(45,117)
Foreign currency translation	83					83
Balance at Dec. 31, 2017	$ 678	$ 1,141	$ (51)	$ 324,378	$ (324,832)	$ 42
Balance (in shares) at Dec. 31, 2017		114,054,851	(1)